Item 1  Schedule of Investments


 T. Rowe Price Tax-Exempt Money Fund
 (Unaudited)                                                  May 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                          $ Par         Value
 (Amounts in 000s)

 ALABAMA 0.3%
 Birmingham Water & Sewer, VRDN (Currently 2.99%)
 (MBIA Insured)                                        $ 3,000       3,000

 Total Alabama (Cost $3,000)                                         3,000

 ARIZONA 5.0%
 Arizona Transportation Board
 5.75%, 7/1/05 (AMBAC Insured)                         3,150         3,160

 6.00%, 7/1/05                                         2,100         2,107

 Maricopa County IDA, Gran Victoria Housing
 VRDN (Currently 2.97%)                                14,775        14,775

 Phoenix Civic Improvement Corp.
 VRDN (Currently 2.95%) (MBIA Insured)                 7,500         7,500

 Salt River Agricultural Improvement & Power
 TECP, 2.19%, 6/9/05                                   5,900         5,900

 TECP, 2.25%, 7/12/05                                  5,500         5,500

 TECP, 2.73%, 8/8/05                                   7,000         7,000

 Total Arizona (Cost $45,942)                                        45,942

 ARKANSAS 0.9%
 Arkansas, GO, Federal Highway Grant, 3.50%, 8/1/05    1,030         1,032

 Arkansas Hosp. Equipment Fin. Auth., Baptist Health
 Little Rock VRDN (Currently 3.01%) (MBIA Insured)     7,600         7,600

 Total Arkansas (Cost $8,632)                                        8,632

 CALIFORNIA 2.0%
 California, GO
 VRDN (Currently 2.99%) (AMBAC Insured)                2,995         2,995

 RAN, 3.00%, 6/30/05                                   7,000         7,007

 California Infrastructure & Economic Dev. Bank
 Salvation Army West, TECP, 2.10%, 8/9/05              4,400         4,400

 Los Angeles County, GO, TRAN, 3.00%, 6/30/05          4,000         4,002

 Total California (Cost $18,404)                                     18,404

 COLORADO 5.3%
 Colorado, Education Loan Program, TRAN, 3.00%, 8/9/05 10,000        10,008

 Colorado HFA
 Adventist Health Sunbelt, VRDN (Currently 2.96%)      15,000        15,000

 Sisters of Charity of Leavenworth
 VRDN (Currently 2.96%)                                7,120         7,120

 Denver City & County, GO, 5.25%, 8/1/05               1,450         1,456

 Denver City & County, Wellington E. Web, VRDN
 (Currently 2.97%) (AMBAC Insured)                     3,000         3,000

 Denver City & County IDRB, PCR, W.W. Grainger
 VRDN (Currently 3.10%)                                2,190         2,190

 Univ. of Colorado Hosp. Auth., VRDN (Currently 2.96%) 10,400        10,400

 Total Colorado (Cost $49,174)                                       49,174

 CONNECTICUT 0.1%
 Connecticut, GO, 5.00%, 11/15/05                      750           758

 Total Connecticut (Cost $758)                                       758

 DISTRICT OF COLUMBIA 2.8%
 District of Columbia, GO, VRDN (Currently 3.03%)
 (FSA Insured)                                         6,500         6,500

 District of Columbia
 5.875%, 6/1/05 (Escrowed to Maturity)                 625           625

 American National Red Cross, TECP, 2.85%, 8/10/05     8,800         8,800

 Maret School, VRDN (Currently 2.97%)                  10,250        10,250

 Total District of Columbia (Cost $26,175)                           26,175

 FLORIDA 2.7%
 Broward County Health Facs. Auth., Holy Cross Hospital
 5.85%, 6/1/12 (Prerefunded 6/1/05+) (AMBAC Insured)   1,500         1,500

 Florida Board of Ed., GO
 VRDN (Currently 2.99%) (FGIC Insured)                 3,400         3,400

 Florida State Dept. of Environmental Protection
 5.25%, 7/1/05 (FGIC Insured)                          500           501

 Highlands County HFA, Adventist Health System/Sunbelt
 VRDN (Currently 2.98%)                                1,400         1,400

 Jacksonville HFA, Mayo Foundation, TECP
 2.87%, 6/10/05                                        2,000         2,000

 Palm Beach County School Dist., TECP
 2.70 - 2.73%, 8/4/05                                  13,600        13,600

 Santa Rosa County HFA, Baptist Health Care, Pensacola
 VRDN (Currently 2.96%)                                765           765

 Tampa Bay Water, VRDN (Currently 2.99%) (FGIC Insured)2,000         2,000

 Total Florida (Cost $25,166)                                        25,166

 GEORGIA 2.2%
 Atlanta Water & Sewer, VRDN (Currently 2.99%)
 (FGIC Insured)                                        4,995         4,995

 Dekalb County Hosp. Auth., DeKalb Regional Healthcare
 System, VRDN (Currently 2.97%)                        4,000         4,000

 Fulton County, GO, TAN, 3.50%, 12/30/05               4,350         4,370

 Georgia, GO
 VRDN (Currently 2.99%)                                1,000         1,000

 VRDN (Currently 3.00%)                                3,700         3,700

 5.75%, 9/1/05                                         1,100         1,110

 7.25%, 7/1/05                                         1,000         1,004

 Total Georgia (Cost $20,179)                                        20,179

 ILLINOIS 5.7%
 Chicago, GO, VRDN (Currently 2.99%) (FSA Insured)     5,000         5,000

 Chicago Board of Ed., GO, VRDN (Currently 3.03%)
 (FSA Insured)                                         4,000         4,000

 Illinois, GO
 VRDN (Currently 3.00%) (AMBAC Insured)                2,000         2,000

 5.00%, 10/1/05                                        725           732

 5.25%, 7/1/05 (FGIC Insured)                          550           551

 Illinois Dev. Fin. Auth., Palos Community Hosp.
 VRDN (Currently 3.01%)                                2,000         2,000

 Illinois Dev. Fin. Auth., Palos Community Hosp.
 VRDN (Currently 3.01%)                                8,100         8,100

 Illinois HFA
 Little County of Mary Hosp., VRDN (Currently 3.00%)   4,500         4,500

 Univ. of Chicago Hosp., VRDN (Currently 2.98%)
 (MBIA Insured)                                        2,400         2,400

 Villa Saint Benedict, VRDN (Currently 3.03%)          9,900         9,900

 Illinois Sales Tax, 5.875%, 6/15/05                   630           631

 Metropolitan Pier & Exposition Auth.
 VRDN (Currently 3.00%)(MBIA Insured)                  1,500         1,500

 Metropolitan Water Reclamation District, GO
 5.00%, 12/1/05                                        1,000         1,011

 Regional Transportation Auth., VRDN (Currently 2.80%) 10,000        10,000

 Total Illinois (Cost $52,325)                                       52,325

 INDIANA 1.6%
 Indiana HFFA, Deaconess Hosp., VRDN (Currently 2.96%) 15,000        15,000

 Total Indiana (Cost $15,000)                                        15,000

 KANSAS 1.2%
 Kansas Dev. Fin. Auth., Multi-Family
 VRDN (Currently 2.99%)                                11,000        11,000

 Total Kansas (Cost $11,000)                                         11,000

 LOUISIANA 0.4%
 Louisiana, GO, 7.00%, 8/1/05 (MBIA Insured)           2,065         2,079

 New Orleans Aviation Board, VRDN (Currently 2.98%)
 (MBIA Insured)                                        1,440         1,440

 Total Louisiana (Cost $3,519)                                       3,519

 MAINE 0.5%
 Maine, GO, BAN, 3.00%, 6/23/05                        5,000         5,003

 Total Maine (Cost $5,003)                                           5,003

 MARYLAND 15.0%
 Baltimore County, Quail Ridge Apartments
 VRDN (Currently 2.96%)                                5,000         5,000

 Carroll County
 Fairhaven Retirement Community
 VRDN (Currently 2.97%)                                1,500         1,500

 VRDN (Currently 2.99%)                                5,000         5,000

 Frederick County EFA, Mount. St. Mary's College
 VRDN (Currently 2.97%)                                3,440         3,440

 Gaithersburg
 Asbury Solomons Group
 VRDN (Currently 2.96%) (MBIA Insured)                 8,165         8,165

 VRDN (Currently 2.99%)                                10,100        10,100

 Howard County
 Avalon Meadows, VRDN (Currently 2.90%)                2,200         2,200

 Sherwood Crossing Apartments, VRDN (Currently 2.96%)  2,000         2,000

 Maryland Economic Dev. Corp.
 American Urological Assoc., VRDN (Currently 2.97%)    2,925         2,925

 Associated Jewish Charities, VRDN (Currently 2.96%)   2,000         2,000

 Blind Industries & Services, VRDN (Currently 2.96%)   2,000         2,000

 Providence Center, VRDN (Currently 2.98%)             2,000         2,000

 Maryland HHEFA
 Adventist Healthcare, VRDN (Currently 2.98%)          2,420         2,420

 Beth Tfiloh Dahan Community School, VRDN (Currently
 2.97%)                                                3,700         3,700

 Bryn Mawr School for Girls, VRDN (Currently 2.97%)    4,500         4,500

 French Int'l School, VRDN (Currently 2.97%)           11,000        11,000

 Ginger Cove Life Care, VRDN (Currently 2.98%)         5,660         5,660

 Johns Hopkins Hosp., TECP, 2.82%, 8/17/05             2,000         2,000

 Johns Hopkins Univ., TECP, 2.35%, 6/8/05              5,575         5,575

 Mercy Ridge, VRDN (Currently 2.99%)                   8,475         8,475

 Norwood School, VRDN (Currently 3.01%)                2,275         2,275

 Maryland IDA
 Calvert School, VRDN (Currently 2.97%)                1,795         1,795

 National Aquarium in Baltimore, VRDN (Currently 2.96%)2,000         2,000

 Montgomery County Economic Dev. Auth.
 Howard Hughes Medical Institute
 VRDN (Currently 3.00%)                                8,500         8,500

 Institute for Genomic Research, VRDN (Currently 2.96%)990           990

 Sandy Spring Friends School, VRDN (Currently 2.97%)   4,000         4,000

 Montgomery County Housing Opportunities Commission
 Oakwood Multi-Family, VRDN (Currently 2.98%)          15,950        15,950

 Univ. of Maryland,  College Park
 VRDN (Currently 3.01%)                                9,555         9,555

 Washington County, LSN/TLS Obligated Group
 VRDN (Currently 2.98%)                                4,350         4,350

 Total Maryland (Cost $139,075)                                      139,075

 MASSACHUSETTS 0.6%
 Massachusetts, GO, VRDN (Currently 2.98%)
 (FSA Insured)                                         5,000         5,000

 Massachusetts Water Pollution Abatement Trust, 4.50%
 8/1/05                                                400           402

 Total Massachusetts (Cost $5,402)                                   5,402

 MICHIGAN 5.2%
 Michigan, GO, 2.67%, 10/4/05                          14,000        14,000

 Michigan Building Auth., 3.00%, 10/15/05              1,300         1,301

 Michigan Building Auth., TECP, 2.68%, 7/21/05         20,000        20,000

 Michigan Municipal Bond Auth., GO
 3.00%, 8/23/05                                        5,000         5,002

 3.50%, 8/22/05                                        6,525         6,535

 Univ. of Michigan, TECP, 2.25%, 7/12/05               1,135         1,135

 Total Michigan (Cost $47,973)                                       47,973

 MINNESOTA 2.7%
 Minneapolis Health Care Systems
 Fairview Health Services
 VRDN (Currently 2.96%) (AMBAC Insured)                4,000         4,000

 VRDN (Currently 2.97%) (AMBAC Insured)                5,000         5,000

 Minnesota, GO
 VRDN (Currently 2.99%)                                2,500         2,500

 5.00%, 10/1/05                                        1,250         1,259

 Minnesota Housing Fin. Agency, Single Family
 2.90%, 5/18/06                                        3,500         3,500

 Rochester Health Care Fac., Mayo Foundation
 TECP, 2.55%, 6/22/05                                  5,500         5,500

 Rochester Health Care Fac., Mayo Foundation
 TECP, 2.87%, 6/10/05                                  3,000         3,000

 Total Minnesota (Cost $24,759)                                      24,759

 MISSISSIPPI 2.1%
 Jackson County, PCR, Chevron Corp., 2.15%, 11/1/24
 (Tender 8/1/05)                                       2,480         2,480

 Mississippi Development Bank, BP
 VRDN (Currently 2.95%)                                15,420        15,420

 Rankin County IDA, PCR, Siemens
 VRDN (Currently 2.97%)                                1,600         1,600

 Total Mississippi (Cost $19,500)                                    19,500

 MISSOURI 0.2%
 Univ. of Missouri, VRDN (Currently 2.97%)             1,400         1,400

 Total Missouri (Cost $1,400)                                        1,400

 NEVADA 0.4%
 Clark County, GO, 5.50%, 6/1/05 (MBIA Insured)        800           800

 Clark County Nevada School Dist., GO, 7.00%, 6/15/05
 (MBIA Insured)                                        3,000         3,006

 Total Nevada (Cost $3,806)                                          3,806

 NEW JERSEY 0.6%
 New Jersey, GO, TRAN, 3.00%, 6/24/05                  5,000         5,001

 New Jersey Enviromental Infrastructure Trust
 5.00%, 9/1/05                                         1,000         1,005

 Total New Jersey (Cost $6,006)                                      6,006

 NEW MEXICO 0.4%
 New Mexico, GO, 5.00%, 9/1/05                         1,000         1,007

 New Mexico Fin. Auth., VRDN (Currently 2.97%) (AMBAC
 Insured)                                              2,500         2,500

 Total New Mexico (Cost $3,507)                                      3,507

 NEW YORK 0.2%
 New York City, GO, VRDN (Currently 2.90%)             2,000         2,000

 Total New York (Cost $2,000)                                        2,000

 NORTH CAROLINA 8.0%
 Charlotte, Water & Sewer, TECP, 3.00%, 2/7/06         11,900        11,900

 Guilford County, GO, VRDN (Currently 2.96%)           21,000        21,000

 North Carolina, GO
 VRDN (Currently 2.97%)                                3,995         3,995

 VRDN (Currently 2.99%)                                2,435         2,435

 North Carolina Capital Fac. Fin. Agency, Duke Univ.
 TECP, 2.19%, 6/10/05                                  2,500         2,500

 North Carolina Capital Fac. Fin. Agency, Duke Univ.
 TECP, 2.95%, 6/30/05                                  13,101        13,101

 North Carolina Medical Care Commission
 Deerfield Episcopal Retirement Community
 VRDN (Currently 3.00%)                                4,000         4,000

 Duke Univ. Health System, VRDN (Currently 2.96%)      7,000         7,000

 North Carolina Municipal Power Agency #1
 VRDN (Currently 3.00%) (MBIA Insured)                 2,165         2,165

 Winston Salem, VRDN (Currently 2.97%)                 3,360         3,360

 Winston-Salem, GO, VRDN (Currently 3.08%)             2,750         2,750

 Total North Carolina (Cost $74,206)                                 74,206

 OHIO 5.2%
 Akron, Bath & Copley Township Hosp., Summa Health
 System Obligation Group, VRDN (Currently 2.98%)       6,250         6,250

 Columbus, GO, 5.05%, 6/15/05                          675           676

 Cuyahoga County Hospital Revenue, Meridia Health
 System, 6.25%, 8/15/24 (Prerefunded 8/15/05+)         2,500         2,567

 Franklin County Hosp.
 Children's Hosp.
 VRDN (Currently 2.98%) (AMBAC Insured)                7,910         7,910

 VRDN (Currently 3.00%) (AMBAC Insured)                11,000        11,000

 Holy Cross Trinity Health Corp.
 VRDN (Currently 2.99%)                                4,675         4,675

 Ohio, GO
 VRDN (Currently 2.95%)                                5,000         5,000

 VRDN (Currently 2.98%)                                2,495         2,495

 Ohio Turnpike, VRDN (Currently 2.99%) (FGIC Insured)  7,495         7,495

 Total Ohio (Cost $48,068)                                           48,068

 OREGON 0.5%
 Oregon Housing & Community Services Depart.
 Single Family
 2.00%, 6/1/05                                         2,300         2,300

 2.10%, 9/1/05                                         2,000         2,000

 Total Oregon (Cost $4,300)                                          4,300

 PENNSYLVANIA 0.8%
 Pennsylvania, GO, 5.125%, 9/15/05 (AMBAC Insured)     2,000         2,018

 Pennsylvania Intergov't. Cooperative Auth., 6.75%
 6/15/21 (Prerefunded 6/15/05+) (FGIC Insured)         450           451

 Philadelphia Water & Sewer, 10.00%, 6/15/05
 (FGIC Insured)                                        5,000         5,015

 Total Pennsylvania (Cost $7,484)                                    7,484

 SOUTH CAROLINA 2.6%
 Charleston Water & Sewer, VRDN (Currently 2.98%)      16,000        16,000

 South Carolina, GO, VRDN (Currently 3.00%)            5,000         5,000

 South Carolina EFA, Charleston Southern Univ.
 VRDN (Currently 2.96%)                                3,200         3,200

 Total South Carolina (Cost $24,200)                                 24,200

 SOUTH DAKOTA 2.9%
 South Dakota HEFA
 Avera Health, VRDN (Currently 3.01%) (MBIA Insured)   6,635         6,635

 Sioux Valley Hosp., VRDN (Currently 3.01%)            14,745        14,745

 Sioux Valley Hosp., VRDN (Currently 3.01%)            5,000         5,000

 Total South Dakota (Cost $26,380)                                   26,380

 TENNESSEE 2.2%
 Memphis, GO, 6.05%, 9/1/05                            1,000         1,008

 Metropolitan Nashville & Davidson County, GO
 VRDN (Currently 3.00%) (FGIC Insured)                 9,665         9,665

 Metropolitan Nashville & Davidson County
 Belmont University Project, VRDN (Currently 2.97%)    5,000         5,000

 Shelby County, GO, 2.75%, 8/1/05                      5,000         5,000

 Total Tennessee (Cost $20,673)                                      20,673

 TEXAS 12.5%
 Dallas Community College Dist.
 VRDN (Currently 2.99%)                                2,600         2,600

 Dallas Independent School Dist.
 VRDN (Currently 2.99%)                                3,000         3,000

 Harris County, GO
 TECP, 2.47%, 7/14/05                                  10,000        10,000

 TECP, 2.47%, 7/15/05                                  10,000        10,000

 TECP, 2.70%, 7/15/05                                  360           360

 TECP, 2.85%, 8/9/05                                   6,300         6,300

 TECP, 2.85%, 8/10/05                                  1,989         1,989

 TRAN, 3.75%, 2/28/06                                  5,000         5,038

 Houston Airport System, VRDN (Currently 3.01%)
 (FSA Insured)                                         2,995         2,995

 Houston Independent School Dist., GO
 VRDN (Currently 3.00%) (FSA Insured)                  1,670         1,670

 5.00%, 7/15/05                                        2,000         2,007

 North Central Texas Health Fac. Dev., Methodist
 Hosp. of Dallas, TECP, 2.75%, 8/3/05 (AMBAC Insured)  10,000        10,000

 Port Auth. of Houston, GO
 TECP, Harris County, 2.37%, 6/7/05                    4,400         4,400

 TECP, Harris County, 2.85%, 8/10/05                   1,500         1,500

 TECP, Harris County, 2.85%, 8/12/05                   4,205         4,205

 San Antonio Electric & Gas, VRDN (Currently 3.06%)    5,000         5,000

 Texas, GO, TRAN, 3.00%, 8/31/05                       39,730        39,759

 Univ. of Texas System, VRDN (Currently 2.99%)         4,500         4,500

 Total Texas (Cost $115,323)                                         115,323

 UTAH 1.3%
 Intermountain Power Agency
 VRDN (Currently 3.00%) (MBIA Insured)                 5,000         5,000

 TECP, 2.85%, 8/12/05                                  7,000         7,000

 Total Utah (Cost $12,000)                                           12,000

 VERMONT 0.4%
 Vermont Ed. & Health Buildings Fin. Agency,
 Middlebury College 1.96%, 11/1/32 (Tender 11/1/05)    4,000         4,000

 Total Vermont (Cost $4,000)                                         4,000

 VIRGINIA 4.4%
 Capital Region Airport Commission
 VRDN (Currently 2.97%)                                5,000         5,000

 Fairfax County, GO, 4.50%, 6/1/05                     500           500

 Fairfax County IDA, Inova Health System
 VRDN (Currently 2.97%)                                13,700        13,700

 Prince William County, GO, 5.50%, 8/1/05              150           151

 Prince William County IDA, 6.85%, 10/1/25
 (Prerefunded 10/1/05+)                                2,250         2,324

 Richmond IDA, Virginia Historical Society
 VRDN (Currently 2.97%)                                6,950         6,950

 Univ. of Virginia, TECP, 2.72%, 8/9/05                10,000        10,000

 Virginia Public School Auth., 6.00%, 8/1/05
 (Escrowed to Maturity)                                400           402

 Virginia Public School Auth., GO, 5.25%, 8/1/05       1,540         1,546

 Total Virginia (Cost $40,573)                                       40,573

 WASHINGTON 3.2%
 Energy Northwest
 VRDN (Currently 2.99%)                                6,535         6,535

 VRDN (Currently 3.00%) (MBIA Insured)                 7,490         7,490

 5.00%, 7/1/05                                         1,000         1,002

 6.00%, 7/1/05 (AMBAC Insured)                         1,455         1,459

 Port of Seattle, TECP, 2.70%, 8/5/05                  1,305         1,305

 Port of Seattle, VRDN (Currently 2.99%) (MBIA Insured)1,000         1,000

 Seattle, GO, 1.65%, 1/15/26 (Tender 8/31/05)          11,000        11,000

 Total Washington (Cost $29,791)                                     29,791

 WISCONSIN 0.1%
 Wisconsin, Petroleum Inspection Fee, 6.00%, 7/1/05    1,320         1,324

 Total Wisconsin (Cost $1,324)                                       1,324

 Total Investments in Securities
 102.2% of Net Assets (Cost $946,027)                       $        946,027


 (1)   Denominated in U.S. dollars unless otherwise noted
 +     Used in determining portfolio maturity
 AMBAC AMBAC Assurance Corp.
 BAN   Bond Anticipation Note
 EFA   Educational Facility Authority
 FGIC  Financial Guaranty Insurance Company
 FSA   Financial Security Assurance Inc.
 GO    General Obligation
 HEFA  Health & Educational Facility Authority
 HFA   Health Facility Authority
 HFFA  Health Facility Financing Authority
 HHEFA Health & Higher Educational Facility Authority
 IDA   Industrial Development Authority/Agency
 IDRB  Industrial Development Revenue Bond
 MBIA  MBIA Insurance Corp.
 PCR   Pollution Control Revenue
 RAN   Revenue Anticipation Note
 TAN   Tax Anticipation Note
 TECP  Tax-Exempt Commercial Paper
 TRAN  Tax Revenue Anticipation Note
 VRDN Variable-Rate Demand Note; rate shown is effective rate at period-end

The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Tax-Exempt Money Fund
Unaudited                                                        May 31, 2005
Notes To Portfolio of Investments


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Exempt Money Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest current income exempt from federal income taxes.

Valuation
Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES

At May 31, 2005, the cost of investments for federal income tax purposes was $946,027,000. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of May 31, 2005.


Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.



                                  SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Exempt Money Fund, Inc.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     July 22, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     July 22, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     July 22, 2005

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